Note 13 - Acquisition of Aurizon Mines Ltd. (Tables)	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Consideration:
Cash payments	$496,211
Hecla stock issued (56,997,790 shares at $3.83 per share)	218,302
Total consideration	$714,513

Fair value of net assets acquired:
Assets:
Cash	$177,587
Accounts receivable	14,307
Inventory - bullion and stockpiled ore	8,090
Inventory - supplies	5,704
Other current assets	7,036
Property, plants, equipment and mineral interests, net	715,391
Non-current restricted cash and investments	4,471
Other non-current assets	795
Total assets	933,381
Liabilities:
Accounts payable	22,227
Accrued payroll and related benefits	7,613
Accrued taxes	509
Non-current deferred tax liability	177,016
Non-current reclamation	11,113
Other non-current liabilities	390
Total liabilities	218,868
Net assets	$714,513

Business Acquisition, Pro Forma Information [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands, except per share amounts)	2013	2012	2013	2012
Sales of products	$118,584	$127,284	$237,946	$275,060
Net income (loss)	(13,168)	2,844	(3,388)	14,450
Income (loss) applicable to common shareholders	(13,306)	2,706	(3,664)	14,174
Basic and diluted income (loss) per common share	(0.04)	0.01	(0.01)	0.04